DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS

Assets or liabilities associated with our derivative instruments are recorded at fair value in other assets and other non-current liabilities on our Consolidated Balance Sheets. Gains and losses resulting from changes in fair value are recognized in (gain) loss on change in fair value of derivative asset and liability on the Consolidated Statements of Operations.
Interest Rate Risk
The Company utilizes an interest rate swap to manage its exposure to variability in future cash flows associated with fluctuations in interest rates on its Senior Secured Credit Facility. This swap effectively converts the variable interest rate on the debt to a fixed rate and is classified as a derivative under ASC 815. The Company has not designated this contract for hedge accounting.
The Company’s interest rate swap is measured at fair value using Level 2 inputs. The fair value is determined using a discounted cash flow method that incorporates observable inputs. The fair value calculation includes a credit valuation adjustment and forward interest rate curves for the same periods as the future maturity dates of the interest rate swap. As of December 31, 2025 the interest rate swap fair value is in a liability position due to valuation inputs including projected changes in the forward interest rate curve.
Convertible Debenture Derivatives
The conversion features of the Series A Notes and Series B Notes were bifurcated from the related notes and classified as derivatives due to the variability of price in accordance with ASC 815. Accordingly, the fair value of the conversion features for the Series A Notes and Series B Notes were measured at fair value using a binomial lattice model that is based on unobservable inputs and are classified as Level 3 investments in the fair value hierarchy.
The following table presents the fair value of the Company’s derivative instruments not designated as hedging instruments (in thousands):

		As of December 31,
Derivative instrument	Financial Statement Line Item	2025	2024
Interest Rate Swap	Other Non-Current Liabilities	$(1,653)	$—
Convertible Debenture Conversion Feature	Other Assets	466	883
Total		$(1,187)	$883
The following table presents the change in fair value of the Company’s derivative instruments not designated as hedging instruments, including the initial recognition of fair value for the interest rate swap, as reported on the Consolidated Statements of Operations (in thousands):

		Year Ended December 31,
Derivative instrument	Financial Statement Line Item	2025	2024
Interest Rate Swap	(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	$1,653	$—
Convertible Debenture Conversion Feature	(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	417	(690)
Total		$2,070	$(690)